Capital and other components of equity	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Equity [Abstract]
Capital and other components of equity
10.	Capital and other components of equity:

(a)	Share capital:
Authorized capital stock:
Unlimited number of shares without par value:

•	Common shares
Preferred shares, issuable in series, rights, privileges and restrictions determined at time of issuance:

•
Series A preferred shares,
non-voting,
non-participating,
fixed, preferential, and
non-cumulative
dividend of 5% of
paid-up
capital, exchangeable at the holder’s option under certain conditions into common shares (none issued and outstanding).

All issued shares are fully paid.

(b)	Share options exercised:
During the three-month periods ended June 30, 2022 and 2021, Neptune issued no common shares of the Corporation upon exercise of stock options.

(c)	DSUs released:
During the three-month periods ended June 30, 2022 and 2021, Neptune issued no common shares of the Corporation for the release of DSUs to former and current members of the Board of Directors.

(d)	RSUs released:
During the three-month period ended June 30, 2022, Neptune issued 108,079 common shares of the Corporation for RSUs released to the CEO as part of his employment agreement at a weighted average price of $8.74 per common share. The Corporation did not issue an additional 68,697 RSUs since withholding taxes of $469,139 will be paid pursuant to the issuance of the common shares.
During

the
three
-month period ended June
30
,
2021
, Neptune issued
41,660
common shares of the Corporation to the CEO as part of his employment agreement at a weighted average price of $
155.05
per common share. Withholding taxes of $
978,697
were paid by the Corporation pursuant to the issuance of these RSUs resulting in the Corporation not issuing an additional
21,011
RSUs.

(e)	Restricted shares:
During the three-month periods ended June 30, 2022 and 2021, Neptune issued no restricted common shares of the Corporation to employees.

(f)	Warrants:
On June 23, 2022, as part of the June 2022 Direct Offering described under note 8, Neptune issued a total of 645,526 pre-funded
warrants
(“Pre-Funded
Warrants”), with each
Pre-Funded
Warrant exercisable for one Common Share. The
Pre-Funded
Warrants were funded in full at closing except for a nominal exercise price of $0.001 and were exercisable commencing on the Closing Date, and were to terminate when such
Pre-Funded
Warrants would be exercised in full. The
Pre-funded
warrants were fully exercised on June 24, 2022 for $65.
Changes in the value of equity related to the warrants were as follows:

	June 30, 2022		March 31, 2022
	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants
Warrants outstanding at April 1, 2022 and 2021	$325.34	176,429	$325.34	176,429
Issued	0.0001	645,526	0.0035	185,715
Exercised	0.0001	(645,526)	0.0035	(185,715)

Warrants outstanding at June 30, 2022 and March 31, 2022	$325.34	176,429	$325.34	176,429

Warrants exercisable at June 30, 2022 and March 31, 2022	$325.34	176,429	$325.34	176,429

Warrants of the Corporation classified as equity are composed of the following as at June 30, 2022 and March 31, 2022:

	June 30, 2022			March 31, 2022
	Number outstanding	Number exercisable	Amount	Number outstanding	Number exercisable	Amount
Warrants IFF (i)	57,143	57,143	$1,630,210	57,143	57,143	$1,630,210
Warrants AMI (ii)	119,286	119,286	4,449,680	119,286	119,286	4,449,680

	176,429	176,429	$6,079,890	176,429	176,429	$6,079,890

(i)
During the year ended March 31, 2020, Neptune granted 57,143 warrants (“Warrants IFF”) with an exercise price of $420.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by non-employees,
vest proportionally to the services rendered. No expense was recognized during the three-month period ended June 30, 2022 (2021 - $92,685) under the research and development expenses.

(ii)
During the year ended March 31, 2020, Neptune granted 119,286 warrants (“Warrants AMI”) with an exercise price of $280.00 with 85,715 expiring on October 3, 2024 and 33,572 expiring on February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees,
vest proportionally to the services rendered. The warrants fully vested in fiscal year ended March 31, 2021 and as such no expense was recognized in relation to those instruments since then.

14.	Capital and other components of equity:

(a)	Share capital:
Authorized capital stock:
Unlimited number of shares without par value:

•	Common shares
Preferred shares, issuable in series, rights, privileges and restrictions determined at time of issuance:

•
Series A preferred shares,
non-voting,
non-participating,
fixed, preferential, and
non-cumulative
dividend of 5% of
paid-up
capital, exchangeable at the holder’s option under certain conditions into common shares (none issued and outstanding).

All issued shares are fully paid.

(b)	Share options exercised:
During the twelve-month period ended March 31, 2022, Neptune issued no common shares of the Corporation upon exercise of stock options.
During the twelve-month period ended March 31, 2021, Neptune issued 142,909 common shares of the Corporation upon exercise of stock options at a weighted average exercise price of $54.61 per common; including, 714 common shares were issued upon exercise of market performance options at a weighted average exercise price of $43.19 per common share, for a total cash consideration of $7,478,960.

(c)	DSUs released:
During the twelve-month period ended March 31, 2022, Neptune issued no common shares of the Corporation to former and current members of the Board of Directors.

During the
twelve-month period ended March 31, 2021, Neptune issued 1,381 common shares of the Corporation to a former member of the Board of Directors at a weighted average price of $72.44 per common share for past services.

(d)	RSUs released:
During the twelve-month period ended March 31, 2022, Neptune issued 108,079 common shares of the Corporation to the CEO as part of his employment agreement at a weighted average price of $39.74 per common share. Withholding taxes of $1,411,515 were paid by the Corporation pursuant to the issuance of these RSUs resulting in the Corporation not issuing an additional 64,105 RSUs.
During the twelve-month period ended March 31, 2021, Neptune issued 16,414 common shares of the Corporation to the CEO as part of his employment agreement at a weighted average price of $155.05 per common share. Withholding taxes of $717,135 were paid by the Corporation pursuant to the issuance of these RSUs resulting in the Corporation not issuing an additional 10,254 RSUs.

(e)	Restricted shares:
During the twelve-month period ended March 31, 2022, Neptune issued no restricted common shares of the Corporation to employees.
During the twelve-month period ended March 31, 2021, Neptune issued 850 common shares of the Corporation to employees at a weighted average price of $116.74 per common share for past services. Although issued as restricted shares under the equity incentive plan, there was no actual restriction nor restricted period on the shares, and they immediately converted into registered shares upon acceptance by the employees.

(f)	Warrants:
On March 14, 2022, as part of the Direct Offering described under note 14(h), Neptune issued a total of 185,715 pre-funded
warrants
(“Pre-Funded
Warrants”), with each
Pre-Funded
Warrant exercisable for one Common Share. The
Pre-Funded
Warrants are funded in full at closing except for a nominal exercise price of $0.0035 and are exercisable commencing on the Closing Date, and will terminate when such
Pre-Funded
Warrants are exercised in full. The
Pre-Funded
Warrants were exercised in full on March 30, 2022 for gross proceeds of $650.
C
hanges in the
value of equity related to the warrants for the years ended March 31, 2022 and 2021 were as follows:

	March 31, 2022		March 31, 2021
	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants
Warrants outstanding at April 1, 2021 and 2020	$325.34	176,429	$325.34	176,429
Issued	0.0035	185,715	—	—
Exercised	0.0035	(185,715)	—	—

Warrants outstanding at March 31, 2022 and 2021	$325.34	176,429	$325.34	176,429

Warrants exercisable at March 31, 2022 and 2021	$325.34	176,429	$325.34	147,858

Warrants of the Corporation classified as equity are composed of the following as at March 31, 2022 and March 31, 2021:

			March 31, 2022			March 31, 2021
	Number outstanding	Number exercisable	Amount	Number outstanding	Number exercisable	Amount
Warrants IFF (i)	57,143	57,143	$1,630,210	57,143	28,572	$1,451,293
Warrants AMI (ii)	119,286	119,286	4,449,680	119,286	119,286	4,449,680

	176,429	176,429	$6,079,890	176,429	147,858	$5,900,973

(i)
During the year ended March 31, 2020, Neptune granted 57,143 warrants (“Warrants IFF”) with an exercise price of $420.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by non-employees,
vest proportionally to the services rendered. An expense of $178,917 was recognized during the twelve-month period ended March 31, 2022 (2021 - $822,316) under the research and development expenses.

(ii)
During the year ended March 31, 2020, Neptune granted 119,286 warrants (“Warrants AMI”) with an exercise price of $280.00 with 85,715 expiring on October 3, 2024 and 33,572 expiring on February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees,
vest proportionally to the services rendered. The warrants fully vested in fiscal year ended March 31, 2021 and as such no expense was recognized in relation to those instruments in the year ended March 31, 2022. During the twelve-month period ended March 31, 2021, expenses of $1,113,884 were recognized in selling, general and administrative expenses.

(g)	At-The-Market Offering:
On March 11, 2020, Neptune entered into an Open Market Sale Agreement with Jefferies LLC pursuant to which the Corporation may from time to time sell, through at-the-market
(ATM) offerings with Jefferies LLC acting as sales agent, such common shares as would have an aggregate offer price of up to $50 million.
During the twelve-month period ended March 31, 2021, the Corporation sold a total of 154,619 shares through the ATM program over the NASDAQ stock market, for gross proceeds of $13,736,868 and net proceeds of $13,069,149. The 3% commissions paid and other transaction costs amounted to $667,719. The shares were sold at the prevailing market prices which resulted in an average of approximately $88.55 per share. The ATM Offering was terminated as of February 16, 2021.

(h)	Direct Offerings:
On March 14, 2022, Neptune issued a total of 528,572 common shares of the Corporation , along with 185,715 pre-funded
warrants
(“Pre-Funded
Warrants”), as part of a registered direct offering (“Direct Offering”), with each
Pre-Funded
Warrant exercisable for one Common Share. The common shares and the
Pre-Funded
Warrants were sold together with 714,287 Series A Warrants (the “Series A Warrants”) and 714,287 Series B Warrants (the “Series B Warrants” and collectively with the Series A Warrants, the “Common Warrants”) to purchase up to an aggregate of 1,428,572 common shares. Each common share and Pre Funded Warrants and the accompanying Common Warrants were sold together at a combined offering price of $11.20, for aggregate gross proceeds of $8.0 million before deducting fees and other estimated offering expenses. The
Pre-Funded
Warrants are funded in full at closing except for a nominal exercise price of $0.0035 and are exercisable commencing on the Closing Date, and will terminate when such
Pre-Funded
Warrants are exercised in full. The Series A Warrants have

an exercise price of
$11.20 per share and are exercisable six months after the closing date, and will expire five and one half years from the date of issuance. The Series B Warrants have an exercise price of $11.20 per share and are exercisable six months after the closing date, and expire 18 months from the date of issuance. Common Warrants are recognized as liabilities, as the exercise price of the warrants is in USD, whereas the Corporation’s functional currency is the Canadian dollar. The proceeds were allocated amongst common shares and Pre Funded Warrants using the relative fair value approach after allocating proceeds to the Common Warrants corresponding to their fair value. The residual amount of $306,868 and $107,818 was then allocated to the Common Share and
Pre-Funded
Warrants. Total issue costs related to this private placement amounted to $636,847, of which $33,012 were recorded against share capital and the portion related to the warrants, in the amount of $603,835, was recorded under finance costs.
On July 13, 2020, the Corporation issued 136,389 common shares at an offering price of $92.75 per share for gross proceeds of $12,649,998 and net proceeds of $12,017,902. The transaction costs amounted to $801,462.

(i)	Private placement:
During the year ended March 31, 2021, Neptune completed a private placement with certain US healthcare focused institutional investors for a private placement of 462,963 common shares and 300,926 warrants. Each warrant is exercisable for one common share at an exercise price of $78.75. The gross proceeds of this offering were $35,000,000 before deducting fees and other offering expenses.
Proceeds were allocated first to the warrants based on their fair value and then the residual to the common shares, resulting in an initial warrant liability of $11,831,000 (note 12) and $23,169,000 recorded in the equity of the Corporation. Purchase warrants are recognized as liabilities, as the exercise price of the warrants is in USD, whereas the Corporation’s functional currency is the Canadian dollar. Total issue costs related to this private placement amounted to $2,081,879, of which $1,560,552 were recorded against share capital and the portion related to the warrants, in the amount of $521,327, was recorded under finance costs.

(j)	Business combination:
On February 10, 2021, as part of the consideration paid for the acquisition of a 50.1% interest in Sprout Foods, Inc., Neptune issued 192,617 common shares of the Corporation, for a total consideration of $17,595,505 representing the fair value of the common shares at the date of acquisition (note 4).

(k)	Registered Direct Offering Priced At-The-Market and Concurrent Private Placement:
On February 17, 2021, Neptune entered into definitive agreements with institutional investors for the purchase of

785,715

common shares. The Corporation has also agreed to issue to the investors, in a concurrent private placement, unregistered common share purchase warrants to purchase an aggregate of

196,429
common shares. Each common share and accompanying quarter of a warrant are being sold together at a combined offering price of $
70.00
,
pursuant to a registered direct offering, priced at-the-market under Nasdaq rules, for aggregate gross proceeds of approximately
 $
55.0

million before deducting fees and other estimated offering expenses (the “Offering”). The warrants will have an exercise price of $
78.75
per share, will be exercisable commencing on the six-month anniversary of the date of issuance, and will expire

5.5
years from the date of issuance. The Offering closed on February 19, 2021.
Proceeds
were allocated first to the warrants based on their fair value and then the residual to the common shares, resulting in an initial warrant liability of $6,288,998 (note 12) and $48,711,002 recorded in the equity of the Corporation. Purchase warrants are recognized as liabilities, as the exercise price of the warrants is in USD, whereas the Corporation’s functional currency is the Canadian dollar. Total issue costs related to this private placement amounted to
$2,958,406, of which $2,609,043 were recorded against share capital and the portion related to the warrants, in the amount of $349,363, was recorded under finance costs.